Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Total Number of Shares Available for Grant Under the Plan
The following table represents the total number of shares available for grant under the Plan:

Available for Grant
Balance as of December 31, 2021	3,578,276
Granted	(541,208)
Cancelled	22,396

Balance as of December 31, 2022	3,059,464
Cancelled	293,615

Balance as of December 31, 2023	3,353,079

Schedule of Activity in the Plan
The following table summarizes information regarding activity in the Plan during the years ended December 31, 2023 and 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Outstanding, December 31, 2021	3,421,724	$8.77	9.2
Granted	541,208	6.50
Cancelled	(22,396)	8.50

Outstanding, December 31, 2022	3,940,536	8.46	8.4
Cancelled	(293,615)	7.90

Outstanding, December 31, 2023	3,646,921	$8.50	6.9

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)
Vested and exercisable and expected to vest, December 31, 2023	3,433,227	$8.54	6.7

Vested and exercisable, December 31, 2023	3,371,096	$8.57	6.8

Schedule of the Options Outstanding and Exercisable
The options outstanding and exercisable as of December 31, 2023 were as follows:

Exercise Prices	Number Outstanding	Weighted-Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$6.50	453,323	8.4	$6.50	341,559	$6.50
8.50	2,585,671	6.6	8.50	2,421,609	8.50
10.00	607,927	7.0	10.00	607,928	10.00

	3,646,921	6.9	$8.50	3,371,096	$8.57

Schedule of the Fair Value of Options Granted
The determination of the fair value of options granted during the year ended December 31, 2022 is computed using the Black-Scholes option pricing model with the following weighted-average assumptions:

2022
Expected option term (years)	7.4
Expected volatility	69.1%
Risk-free rate of return	2.5%
Expected annual dividend yield	—

Schedule of Stock-Based Compensation Expense by Functional Area
The following table shows stock-based compensation expense by functional area in the consolidated statements of operations and comprehensive loss for the years ended December 31:

	2023	2022
Research and development	$105,255	$142,118
Selling, general and administrative	604,139	648,637

	$709,394	$790,755